Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	MERGER FUND
Central Index Key	0000701804
Amendment Flag	false
Document Creation Date	Apr. 29, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 29, 2016
The Merger Fund | The Merger Fund - Investor Class Shares
Prospectus:
Trading Symbol	MERFX
The Merger Fund | The Merger Fund - Institutional Class Shares
Prospectus:
Trading Symbol	MERIX